ACCOUNTS RECEIVABLE (Classification of Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net - current portion	¥ 216,700	¥ 97,374
Accounts receivable, net - non-current portion	14,582	1,176
Total accounts receivable, net	¥ 231,282	¥ 98,550